March 20, 2020

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re:	Capitol Series Trust (“Registrant”), SEC File No. 811-22895

Accession No.: 0001398344-20-004778

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 28, 2020, to the Prospectus for the Reynders, McVeigh Core Equity Fund.

If you have any questions or would like further information, please contact me at (513) 587-3447.

Sincerely,

/s/ Tiffany R. Franklin

Tiffany R. Franklin
Assistant Secretary